Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Total opearting lease costs	$ 53.5
Variable lease costs	8.5
Total operating lease expense		$ 48.7	$ 39.0
Operating lease agreements, additional area leased	$ 8.4